Dividends on Ordinary Shares - Disclosure of Dividends on Ordinary Shares Declared and Paid (Details) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Dividends On Ordinary Shares [Line Items]
Dividend per share	£ 3.26	£ 4.37	£ 0.42
Dividends	£ 1,014	£ 1,358	£ 129
First interim
Disclosure Of Dividends On Ordinary Shares [Line Items]
Dividend per share	£ 1.25	£ 0.90	£ 0.42
Dividends	£ 389	£ 281	£ 129
Second interim
Disclosure Of Dividends On Ordinary Shares [Line Items]
Dividend per share	£ 2.01	£ 3.47	£ 0
Dividends	£ 625	£ 1,077	£ 0